INVENTORY (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventory write off	$ 185	$ 1,123	$ 178
Raw Materials [Member]
Inventory [Line Items]
Inventory write off		$ 144